Cost of Revenue (Excluding Impairment Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cost Of Revenue Disclosure [Abstract]
COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

9.      COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the six months ended June 30, 2020	For the six months ended June 30, 2021
	RMB	RMB
	(unaudited)	(unaudited)
Lease expenses	207,766	116,054
Employee compensation and benefits	29,992	51,393
Depreciation and amortization	23,953	38,667
Advertising cost	111,279	221,565
Other operating costs(i)	74,027	102,431
Total	447,017	530,110

(i)      Including costs for construction and design services, utilities, maintenance, daily cleaning and others.

16.    COST OF REVENUE (EXCLUDING IMPAIRMENT LOSS)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Lease expenses	383,690	494,111	345,208
Employee compensation and benefits	38,118	71,134	68,890
Depreciation and amortization	77,579	109,875	76,209
Advertising costs	22,292	469,367	278,679
Other operating costs(i)	141,930	224,905	199,083
Total	663,609	1,369,392	968,069

Notes:

(i)      Including costs for construction and design services, utilities, maintenance, daily cleaning and others.